Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Discloure of Significant Accounting Policies
Description of accounting policy for functional currency [text block]
(a)	Foreign currency translation

The financial statements of the Company and each of its subsidiaries are prepared in its functional currency determined on basis of the primary economic environment in which such entities operate. The presentation and functional currency of the Company and each of its Canadian subsidiaries is the Canadian dollar while the functional currency of its Peruvian entities in the United States dollar. Amounts in these financial statements denominated in United States dollars are denoted as US$.

Transactions in currencies other than the functional currency are recorded at the rates of exchange prevailing at the transaction dates. At each reporting date, monetary items denominated in foreign currencies are translated into the entity’s functional currency at the then prevailing rates and non-monetary items measured at historical cost are translated into the entity’s functional currency at rates in effect at the date the transaction took place.

Exchange differences arising on the settlement of monetary items or on translating monetary items at rates different from those at which they were translated on initial recognition during the period or in previous financial statements are included in the consolidated statements of loss and comprehensive loss for the period in which they arise.

Description of accounting policy for determining components of cash and cash equivalents [text block]
(b)	Cash and cash equivalents

Cash and cash equivalents consist of highly liquid short-term investments that are readily convertible to cash and have maturities with terms of less than ninety
days and/or with original maturities over
ninety
days but redeemable on demand without penalty. As at
December 31, 2017
and
2016
the Company did
not
have any cash equivalents.

Description of accounting policy for property, plant and equipment [text block]
(c)	Equipment

Equipment is stated at cost less accumulated amortization and impairment losses. Amortization is calculated using the straight-line method over the estimated useful lives as follows:

Camp and field equipment	10 years
Machinery and heavy equipment	10 years

Description of accounting policy for exploration and evaluation expenditures [text block]
(d)	Mineral property interests

Title to mineral properties involves certain inherent risks due to the difficulties of determining the validity of certain claims as well as the potential for problems arising from the frequently ambiguous conveyancing historical characteristic of many properties. The Company has investigated title to all of its mineral properties and, to the best of its knowledge title to all of its properties is in good standing.

The Company accounts for mineral property interests in accordance with IFRS
6
– Exploration for and evaluation of mineral properties (“IFRS
6”
). Once the legal right to explore a property has been acquired, costs directly related to exploration and evaluation are recognized and capitalized, in addition to the acquisition costs. These expenditures include but are not
limited to acquiring licenses, researching and analyzing existing exploration data, conducting geological studies, exploration drilling and sampling, payments made to contractors and consultants in connection with the exploration and evaluation of the property. Costs not
directly attributable to exploration and evaluation activities, including general administrative overhead costs, are expensed in the year in which they occur.

Acquisition costs incurred in obtaining the legal right to explore a mineral property are deferred until the legal right is granted and thereon reclassified to mineral properties.  Transaction costs incurred in acquiring an asset are deferred until the transaction is completed and then included in the purchase price of the asset acquired.

When a project is deemed to
no
longer have commercially viable prospects to the Company, exploration and evaluation expenditures in respect of that project are deemed to be impaired. As a result, those exploration and evaluation expenditure costs, in excess of the estimated recoverable amount, are written off to the consolidated statement of loss and comprehensive loss.

The Company assesses exploration and evaluation assets for impairment when facts and circumstances suggest that the carrying amount of the asset may
exceed its recoverable amount. The recoverable amount is the higher of the asset’s fair value less costs to sell and its value in use.

Once the technical feasibility and commercial viability of extracting the mineral resource has been determined, the property is considered to be a mine under development. Exploration and evaluation assets are also tested for impairment before the assets are transferred to development properties.

As the Company currently has
no
operational income, any incidental revenues earned in connection with exploration activities are applied as a reduction to capitalized exploration costs.

Description of accounting policy for provisions [text block]
(e)	Provisions

Provisions are recorded when a present legal or constructive obligation exists as a result of past events where it is probable that an outflow of resources embodying economic benefit will be required to settle the obligation, and a reliable estimate of the amount of the obligation can be made.

Description of accounting policy for decommissioning, restoration and rehabilitation provisions [text block]
(f)	Provision for site reclamation and closure

An obligation to incur rehabilitation and site restoration costs arises when an environmental disturbance is caused by the exploration, development or on-going production of a mineral property interest. Such costs arising from the decommissioning of plant and other site preparation work, discounted to their net present value, are provided for and capitalized at the start of each project, as soon as the obligation to incur such costs arises. These costs are charged to the statement of loss and comprehensive loss over the life of the operation through amortization and the unwinding of the discount in the provision. Costs for restoration of subsequent site damage, which is created on an on-going basis during production, are provided for at their estimated net present values and charged against earnings as extraction progresses.

Description of accounting policy for impairment of assets [text block]
(g)	Impairment of assets

At each reporting date, the Company reviews the carrying amounts of its assets to determine whether there are any indicators of impairment. If any such indicator exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment, if any.

Where the asset does
not
generate cash inflows that are independent from other assets, the Company estimates the recoverable amount of the cash-generating unit (“CGU”) to which the asset belongs. Any intangible asset with an indefinite useful life is tested for impairment annually and whenever there is an indication that the asset may
be impaired. An asset’s recoverable amount is the higher of fair value less costs of disposal and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value, using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which estimates of future cash flows have not
been adjusted.

If the recoverable amount of an asset or CGU is estimated to be less than its carrying amount, the carrying amount is reduced to the recoverable amount and an impairment loss is recognized immediately in the statement of loss and comprehensive loss. Where an impairment subsequently reverses, the carrying amount is increased to the revised estimate of recoverable amount but only to the extent that this does not
exceed the carrying value that would have been determined if no
impairment had previously been recognized. A reversal of impairment is recognized in the statement of loss and comprehensive loss.

Disclosure of accounting policy for flow-through shares [text block]
(h)	Flow-through common shares

Canadian income tax legislation permits companies to issue flow-through instruments whereby the income tax deductions generated by eligible expenditures of the Company, defined in the Income Tax Act (Canada) as qualified Canadian exploration expenses (“CEE”), are claimed by the investors rather than by the Company. Shares issued on a flow-through basis are typically sold at a premium above the market share price which relates to the tax benefits that will flow through to the investors. The Company often issues flow-through shares as part of its equity financing transactions in order to fund its Canadian exploration activities. The Company estimates the portion of the proceeds attributable to the premium as being the excess of the flow-through share price over the market share price of the common shares without the flow-through feature at the time of issuance. The premium is recorded as a liability which represents the Company’s obligation to spend the flow-through funds on eligible expenditures and is amortized through the statement of loss as the eligible expenditures are incurred.

Description of accounting policy for earnings per share [text block]
(i)	Loss per share

Basic loss per share is calculated by dividing the net loss available to common shareholders by the weighted average number of shares outstanding during the reporting period. The diluted loss per share is calculated by dividing the net loss available to common shareholders by the weighted average number of shares outstanding on a diluted basis. The weighted average number of shares outstanding on a diluted basis takes into account the additional shares for the assumed exercise of share options and warrants, if dilutive. The number of additional shares is calculated by assuming that outstanding share options were exercised and that the proceeds from such exercises were used to acquire common shares at the average market price during the reporting period.

Description of accounting policy for share-based payment transactions [text block]
(j)	Share-based compensation

From time to time, the Company grants share options to employees and non-employees. An individual is classified as an employee, versus a non-employee, when the individual is an employee for legal or tax purposes (direct employee) or provides services similar to those performed by a direct employee.

The fair value of share options, measured using the Black-Scholes option pricing model at the date of grant, is charged to the consolidated statement of loss and comprehensive loss over the vesting period. Performance vesting conditions and forfeitures are taken into account by adjusting the number of equity instruments expected to vest at each reporting date so that, ultimately, the cumulative amount recognized over the vesting period is based on the number of options that eventually vest.

Where the terms and conditions of options are modified before they vest, any increase in the fair value of the options, measured immediately before and after the modification, is also charged to the consolidated statement of loss and comprehensive loss over the remaining vesting period.

Equity instruments granted to non-employees are recorded in the consolidated statement of loss and comprehensive loss at the fair value of the goods or services received, unless they are related to the issuance of shares. Amounts related to the issuance of shares are recorded as a reduction of share capital.

When the value of goods or services received in exchange for a share-based payment cannot be reliably estimated, the fair value is measured by use of a valuation model. The expected life used in the model is adjusted, based on management’s best estimate, for the effects of non-transferability, exercise restrictions, and behavioral considerations.

All equity-settled share-based payments are recorded in share option and warrant reserve until exercised. Upon exercise, shares are issued from treasury and the amount previously recorded in share option and warrant reserve is reclassified to share capital along with any consideration paid.

Description of accounting policy for income tax [text block]
(k)	Income taxes

Income tax reported in the consolidated statement of loss and comprehensive loss for the period presented comprises current and deferred income tax. Income tax is recognized in the consolidated statement of loss and comprehensive loss except to the extent that it relates to items recognized directly in equity, in which case it is recognized in equity.

Current income tax for each taxable entity in the Company is based on the local taxable income at the local statutory tax rate enacted or, substantively enacted, at the reporting date and includes any adjustments to tax payable or recoverable with regards to previous periods.

Deferred income tax is determined using the liability method, providing for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. The amount of deferred income tax provided is based on the expected manner of realization or settlement of the carrying amount of assets and liabilities, using the expected future tax rates enacted or substantively enacted at the reporting date.

A deferred income tax asset is recognized only to the extent that it is probable that future taxable profits will be available against which the asset can be utilized. Deferred tax assets are reduced to the extent that it is no
longer probable that the related tax benefit will be realized.

Deferred income tax assets and liabilities are offset only when there is a legally enforceable right to set off current tax assets against current tax liabilities, when they relate to income taxes levied by the same taxation authority and the Company intends to settle its tax assets and liabilities on a net basis.

Description of accounting policy for financial instruments [text block]
(l)	Financial instruments

The Company recognizes financial assets and liabilities on its consolidated statement of financial position when it becomes a party to the contract creating the asset or liability.

On initial recognition, all financial assets and financial liabilities are recorded at fair value, net of attributable transaction costs, except for financial assets and liabilities classified as at fair value through profit or loss ("FVTPL"). The directly attributable transaction costs of financial assets and liabilities classified as at FVTPL are expensed in the period in which they are incurred.

Subsequent measurement of financial assets and liabilities depends on the classifications of such assets and liabilities and are described as follows:

Classification	Measurement after initial recognition	Recognition of gains or losses related to fair value changes
Financial assets:
Loans and receivables	Amortized cost (using the effective interest method)	On de-recognition, impairment and write-downs
Held-to-maturity	Amortized cost (using the effective interest method)	On de-recognition, impairment and write-downs
Available-for-sale (“AFS”)	Fair value	Recognized in other comprehensive loss (income) and reclassified to comprehensive loss (income) on de-recognition and impairment
FVTPL	Fair value	Recognized in comprehensive loss (income)
Financial liabilities:
Other financial liabilities	Amortized cost (using the effective interest method)	On de-recognition, impairment and write-downs
FVTPL	Fair value	Recognized in comprehensive loss (income)

Financial liabilities classified as FVTPL include financial liabilities held for trading and financial liabilities designated upon initial recognition as FVTPL. Derivatives, including separated embedded derivatives, are also classified as FVTPL unless they are designated as effective hedging instruments.

Description of accounting policies for comprehensive income (loss) [text block]
(m)	Comprehensive loss

Other comprehensive loss is the change in net assets arising from transactions and other events and circumstances from non-owner sources. Comprehensive loss comprises net loss and other comprehensive loss. Financial assets that are classified as AFS will have unrealized gains and losses included in other comprehensive loss until the asset is sold, permanently impaired, or derecognized. Foreign currency translation differences arising on translation of foreign subsidiaries are also included in other comprehensive loss.

Description of accounting policy for change in accounting policies [text block]
(n)	Changes in accounting standards

i) New accounting standards effective
January 1, 2017

The Company has adopted the narrow scope amendments to IFRS
12
- Disclosure of Interests in Other Entities, IAS
7
- Statement of Cash Flows and IAS
12
- Income Taxes which are effective for annual periods beginning on or after
January 1, 2017.
The amendments did
not
have an impact on the Company's consolidated financial statements.

ii) New and amended accounting standards
not
yet effective for the year ended
December 31, 2017

Revenue Recognition

In
May 2014,
the IASB issued IFRS
15
– Revenue from Contracts with Customers ("IFRS
15"
) which supersedes IAS
11
– Construction Contracts, IAS
18
– Revenue, IFRIC
13
– Customer Loyalty Programs, IFRIC
15
– Agreements for the Construction of Real Estate, IFRIC
18
– Transfers of Assets from Customers, and SIC
31
– Revenue – Barter Transactions Involving Advertising Services. IFRS
15
establishes a single
five
-step model framework for determining the nature, amount, timing and uncertainty of revenue and cash flows arising from a contract with a customer. The standard is currently mandatory for annual periods beginning on or after
January 1, 2018,
with early adoption permitted. The adoption of this standard will not
impact the Company’s financial statements, as currently the Company does not
earn revenues.

Financial instruments

In
July 2014,
the IASB issued the final version of IFRS
9
– Financial Instruments ("IFRS
9"
) to replace IAS
39
– Financial Instruments: Recognition and Measurement. IFRS
9
provides a revised model for recognition and measurement of financial instruments and a single, forward-looking “expected loss” impairment model. IFRS
9
also includes a substantially reformed approach to hedge accounting. The standard is effective for annual periods beginning on or after
January 1, 2018,
with early adoption permitted. The adoption of this standard will not
impact the Company’s financial statements as currently the Company does not
hold any financial instruments for which the underlying accounting will be impacted.

Leases

In
January 2016,
the IASB published a new accounting standard, IFRS
16
– Leases ("IFRS
16"
) which supersedes IAS
17
– Leases. IFRS
16
specifies how to recognize, measure, present and disclose leases. The standard provides a single lessee accounting model, requiring the recognition of assets and liabilities for all leases, unless the lease term is
12
months or less or the underlying asset has a low value. The standard is effective for annual periods beginning on or after
January 1, 2019,
with early adoption permitted if IFRS
15,
has also been applied. The Company does
not
have any material lease agreements and does
not
expect the adoption of this standard to materially impact its consolidated financial statements.